Stockholders Equity (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 10, 2021	Nov. 12, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	May 19, 2021
Stockholders Equity (Details) [Line Items]
Common stock shares authorized			300,000,000		300,000,000	300,000,000
Common stock shares par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued					19,753,852	10,000,000
Common stock shares outstanding			20,127,788		19,753,852	10,000,000
Gross proceeds (in Dollars)		$ 20,699,996
Offering costs (in Dollars)		$ 2,755,344
Warrant exercised			659,456	0	387,867	0
Warrants outstanding			4,328,495	0	4,749,723	0
Outstanding voting stock percentage	65.40%
Private placement exercise price (in Dollars per share)	$ 1
Common stock, voting rights					one
Redeemable Public Warrant (in Dollars)			$ 1,307,362		$ 1,871,218
Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares authorized					300,000,000		300,000,000
Common stock shares par value (in Dollars per share)							$ 0.0001
Common stock shares issued			20,127,788
Common stock shares outstanding				10,000,000
Sale of units			271,589		387,867
Redeemable Public Warrant (in Dollars)			$ 27		$ 39
Before Shareholder Approval [Member]
Stockholders Equity (Details) [Line Items]
Per share (in Dollars per share)	4.8		$ 4.8
After Shareholder Approval [Member]
Stockholders Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 1		$ 1
IPO [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares par value (in Dollars per share)		$ 0.0001
Common stock shares issued		1
Shares		4,987,951
Per unit (in Dollars per share)		$ 4.15
Gross proceeds (in Dollars)		$ 20,699,996
Offering costs (in Dollars)		$ 2,755,344
Warrants		149,639	149,639
Exercise price (in Dollars per share)		$ 5.1875	$ 5.19
Expiration term		5 years
Redeemable Public Warrant (in Dollars)		$ 1
Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Warrants	131,158
Warrant exercised			0		0
Warrants outstanding			5,596,061	0	5,596,061	0
Sale of units	4,371,926
Common stock purchased percentage	125.00%
Total shares	5,464,903		5,464,903
Expiration term	5 years		5 years
Stock Purchase Warrants [Member]
Stockholders Equity (Details) [Line Items]
Expiration term			5 years		5 years
Redeemable Public Warrant [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares par value (in Dollars per share)		$ 4.81375	$ 4.81375
Common stock shares issued		1	1
Expire period		5 years	5 years
Redeemable Public Warrant [Member] | Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Common stock purchased percentage	125.00%
Warrant [Member] | Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Common stock purchased percentage			125.00%
PIPE [Member]
Stockholders Equity (Details) [Line Items]
Exercise price (in Dollars per share)	$ 4.97		$ 4.97
Expiration term	5 years		5 years
PIPE [Member] | Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares par value (in Dollars per share)	$ 0.0001
Common stock shares issued	1
Gross proceeds (in Dollars)	$ 21,278,472
Offering costs (in Dollars)	$ 1,499,858
Warrants			131,158
Per unit (in Dollars per share)	$ 4.97
Redeemable Public Warrant (in Dollars)	$ 1
PIPE [Member]
Stockholders Equity (Details) [Line Items]
Exercise price (in Dollars per share)	$ 4.97
PIPE [Member] | Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 21,278,472
Per unit (in Dollars per share)	$ 4.97